Equity - Summary of Equity (Detail) shares in Thousands, pure in Thousands	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Equity [abstract]
Common shares outstanding beginning balance	227,000	221,867
Settlement of performance share units	1,024
Exercise of warrants		4,000
Exercise of share options	407	1,133
Common shares outstanding ending balance	228,431	227,000